COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Future Minimum Lease Payments) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Future Minimum Lease Payments	$ 1,548
Amount of bank guarantees	304
2018 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Future Minimum Lease Payments	742
2019 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Future Minimum Lease Payments	278
2020 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Future Minimum Lease Payments	285
2021 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Future Minimum Lease Payments	$ 243